Share and Other Capital - Disclosure of Change in Stock Options Issued (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 Employee Period $ / shares	Dec. 31, 2019 Employee $ / shares
Employee Stock Option USD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of the period, Number (in shares) | Employee	953,116	888,816
Granted, Number (in shares) | Employee		335,000
Exercised, Number (in shares) | Employee		(163,850)
Canceled/Forfeited, Number (in shares) | Employee	(330,350)	(6,000)
Expired, Number (in shares) | Employee	(77,850)	(100,850)
Balance - End of the period, Number (in shares)	544,916	953,116
Balance - Beginning of the period, Weighted average exercise price (in US and CAN dollars per share)	$ 3.38	$ 3.66
Granted, Weighted average exercise price (in US and CAN dollars per share)		2.00
Exercised, Weighted average exercise price (in US and CAN dollars per share)		2.42
Canceled/Forfeited, Weighted average exercise price (in US and CAN dollars per share)	2.14	13.39
Expired, Weighted average exercise price (in US and CAN dollars per share)	2.37	2.24
Balance - End of the period, Weighted average exercise price (in US and CAN dollars per share)	$ 427	$ 3.38
Employee Stock Option CAD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of the period, Number (in shares) | Employee	441	869
Canceled/Forfeited, Number (in shares) | Employee
Expired, Number (in shares)		(428)
Balance - End of the period, Number (in shares)	441	441
Balance - Beginning of the period, Weighted average exercise price (in US and CAN dollars per share)	$ 912.00	$ 743.56
Canceled/Forfeited, Weighted average exercise price (in US and CAN dollars per share)
Expired, Weighted average exercise price (in US and CAN dollars per share)		570.00
Balance - End of the period, Weighted average exercise price (in US and CAN dollars per share)	$ 912.00	$ 912.00